Capital Structure - Summary of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Apr. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Authorized Shares			11,567,003
Shares Issued And Outstanding			10,313,808
Net Proceeds			$ 70,363
Aggregate Liquidation Preference			$ 83,585
Predecessor Company
Class of Stock [Line Items]
Authorized Shares			11,567,003	9,421,633
Shares Issued And Outstanding			10,313,808	9,297,081
Net Proceeds			$ 70,363	$ 60,933
Aggregate Liquidation Preference			$ 83,585	$ 69,863
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Authorized Shares	0	9,297,100	9,421,633
Shares Issued And Outstanding			9,297,081
Net Proceeds			$ 60,933
Aggregate Liquidation Preference			$ 73,571
Series A Convertible Preferred Stock | Predecessor Company
Class of Stock [Line Items]
Authorized Shares			9,421,633	9,421,633
Shares Issued And Outstanding			9,297,081	9,297,081
Net Proceeds			$ 60,933	$ 60,933
Aggregate Liquidation Preference			$ 73,571	$ 69,863
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Authorized Shares	0	1,108,675	2,145,370
Shares Issued And Outstanding			1,016,727
Net Proceeds			$ 9,430
Aggregate Liquidation Preference			$ 10,014
Series B Convertible Preferred Stock | Predecessor Company
Class of Stock [Line Items]
Authorized Shares			2,145,370	2,145,370
Shares Issued And Outstanding			1,016,727
Net Proceeds			$ 9,430
Aggregate Liquidation Preference			$ 10,014	$ 0